OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Financial assets included in other current assets	¥ 6,207,638	¥ 7,360,514
Less: provision for impairment	(933,563)	(715,597)
Financial assets included in other current assets, net of provision for impairment	3,983,127	5,663,779
Within 1 year
OTHER CURRENT ASSETS
Financial assets included in other current assets	2,386,289	1,443,338
Between 1 and 2 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	142,887	882,798
Between 2 and 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	191,228	151,974
Over 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	3,487,234	4,882,404
Other current assets
OTHER CURRENT ASSETS
Less: provision for impairment	¥ (2,224,511)	¥ (1,696,735)